Stockholders' equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' equity
Stockholders’ equity:

EuroSite Power - Note Payable - Related Party

On September 19, 2014, John Hatsopoulos loaned EuroSite Power $3,000,000 without interest pursuant to a promissory note (the "Loan"). The Loan matures upon a substantial capital raise or on September 19, 2019. Prepayment of principal may be made at any time without penalty. The proceeds of the Loan will be used in connection with the development and installation of current and new energy systems in the United Kingdom and Europe. On December 30, 2014, the EuroSite Power amended and restated the existing promissory note to provide for interest at a rate of 1.85%. During 2015 the EuroSite made a prepayment of $1,000,000 on this note. As of December 31, 2015, the outstanding balance on this Loan is $2,000,000 plus accrued interest of approximately $28,000.

Common Stock

On August 6, 2014, the Company entered into an underwritten offering with an underwriter whereby the Company issued: (i) 2,650,000 shares of its common stock, (ii) three-year warrants to purchase up to 2,829,732 shares of its common stock and five-year warrants to purchase an additional 112,538 to the underwriters with an exercise price of $1.89 per share and net proceeds of $3,269,275. The Company continues to use the net proceeds of the offering for working capital purposes in connection with development and installation of current and new energy systems.

On September 19, 2014, the Board of Directors of the Company approved a common stock repurchase program that shall not exceed 1,000,000 shares of common stock and shall not exceed $1,100,000 of cost. The approval allows for purchases over a 24-month period at prices not to exceed $1.30 per share. During the year ended December 31, 2015, the Company repurchased 235,906 shares of common stock at an average price of $0.55. During the year ended December 31, 2014, the Company repurchased 588,073 shares of common stock at an average price of $0.80.

On January 29, 2015, the Company entered into an exchange agreement, (or the "Exchange Agreement"), with IN Holdings Corp., (or "IN Holdings"), a holder of more than 5% percent of the Company’s common stock. In connection with the Exchange Agreement, IN Holdings transferred to the Company 1,320,000 shares of the Company’s common stock that it owned, and in exchange, the Company transferred to IN Holdings 1,320,000 shares of the common stock of EuroSite Power Inc. that it owned. The exchange was accounted for as an acquisition and retirement of treasury shares and a disposal of partial ownership of a former consolidated subsidiary. As the Company retained a controlling financial interest following the exchange, no gain or loss was recognized on the disposal in accordance with ASC 810-10-45-23. In accordance with ASC 845-10-05-4, nonmonetary transactions, the impact of the share exchange was a credit to the par value of the common stock of $1,320 and the net impact on non-controlling interest was $16,570.

"In conjunction with the ADGNY Reorganization (see Note 4), the Company issued 100,000 shares with a fair value of $63,000.

The holders of common stock have the right to vote their interest on a per share basis. At December 31, 2015, there were 50,684,095 shares of common stock outstanding.

Warrants

Other than as noted in Common Stock above, the Company issued no warrants in the years ended December 31, 2015 and 2014.

Warrant activity for the years ended December 31, 2015 and 2014 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2013	507,500	$3.24
Granted	2,942,270	1.89
Exercised	—	—
Expired	—	—
Balance, December 31, 2014	3,449,770	$2.09
Granted	—	—
Exercised	—	—
Expired	(500,000)	3.25
Balance, December 31, 2015	2,949,770	$1.89

Stock Based Compensation – American DG Energy

American DG has adopted the 2005 Stock Incentive Plan, or the Plan, under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of American DG.

The maximum number of shares of stock allowable for issuance under the Amended Plan is 8,000,000 shares of common stock. Stock options vest based upon the terms within the individual option grants, usually over a four- or ten-year period with an acceleration of the unvested portion of such options upon a liquidity event, as defined in American DG’s stock option agreement. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan is not less than the fair market value of the shares on the date of the grant.

During the years ended December 31, 2015 and 2014, American DG recognized employee non-cash compensation expense of $222,128 and $310,900, respectively. At December 31, 2015, the total compensation cost related to unvested stock option awards not yet recognized is $212,575. This amount will be recognized over the weighted average period of 2.5 years.

In 2014, American DG granted 20,000 nonqualified options to purchase shares of its common stock to a director and 1,049,000 to two employees at prices ranging between $0.52 and $2.18 per share. Those options have a vesting schedule of 4 years and 280,000 of them expire in 10 years while 150,000 expire in 5 years. The fair value of all options issued in 2014 was $678,570, with a weighted average grant date fair value of $0.63 per option.

In 2015, American DG granted 200,000 nonqualified options to purchase shares of its common stock to two officers of the Company at prices ranging between $0.29 and $0.52 per share. Those options have a vesting schedule of 4 years and expire in 10 years. The fair value of the options issued in 2015 was $53,195, with a weighted average grant date fair value of $0.27 per option.

The weighted average assumptions used in the Black-Scholes option pricing model are as follows:

	2015	2014
Stock options and restricted stock awards
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.09%	2.03%
Expected volatility	72.90%	68.80%

Stock option activity for the year ended December 31, 2015 was as follows:

Common Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value

Outstanding, December 31, 2014	3,119,000	$1.32	5.15 years	$25,600
Granted	200,000	$0.41
Exercised	—	—
Canceled	(535,000)	$1.42
Expired	(306,000)	$2.59
Outstanding, December 31, 2015	2,478,000	$1.06	4.93 years	$4,000
Exercisable, December 31, 2015	1,308,000	$1.22		$—
Vested and expected to vest, December 31, 2015	2,478,000	$1.06		$4,000

The aggregate intrinsic value of options outstanding as of December 31, 2015 is calculated as the difference between the exercise price of the underlying options and the price of American DG’s common stock for options that were in-the-money as of that date. Options that were not in-the-money as of that date, and therefore have a negative intrinsic value, have been excluded from this amount.

 Stock-Based Compensation – EuroSite Power

EuroSite Power has adopted the 2011 Stock Incentive Plan, or the Plan, as amended, under which their Board of Directors may grant up to 4,500,000 shares of incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of EuroSite Power.

Stock options vest based upon the terms within the individual option grants, usually over a four year period with an acceleration of the unvested portion of such options upon a liquidity event, as defined in EuroSite Power’s stock option agreement. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan is not less than the fair value of the shares on the date of the grant. The number of securities remaining available for future issuance under the Amended Plan was 390,000 at December 31, 2015.

During 2014, the Company granted 520,000 options with a weighted average exercise price of $0.65, exercise prices between $0.40 and $0.89, vesting schedules of 4 years and expiration in 10 years. The assumptions used in Black-Scholes option pricing model included an expected life of 6.25 years, a weighted average risk-free interest rate of 2.1% and a weighted average expected volatility of 34.4%. The weighted average grant date fair value of all grants in 2014 was $0.25 and the total fair value of all grants was $129,083.

Of the options granted in 2014, 220,000 were granted to an officer with an exercise price of $0.89 and the Black-Scholes option pricing model assumptions included an expected life of 6.25 years, a risk-free interest rate of 2.18% and an expected volatility of 35.1%, leading to a total fair value of $75,358. In addition, during 2014, 200,000 options were granted to an executive with an exercise price of $0.52 and the Black-Scholes option pricing model assumptions included an expected life of 6.25 years, a risk-free interest rate of 2.02% and an expected volatility of 34.9%, leading to a total fair value of $39,530. The remaining 100,000 options granted during 2014 were granted to an executive with an exercise price of $0.40 and the Black-Scholes option pricing model assumptions included an expected life of 6.25 years, a risk-free interest rate of 2.11%  and an expected volatility of 31.7%, leading to a total fair value of $14,194.

During 2015, the Company granted 400,000 options with an exercise price of $0.70, vesting schedules of 4 years and expiration in 10 years. The assumptions used in the Black-Scholes option pricing model included an expected life of 6.25 years, a weighted average risk-free interest rate of 2.1% and a weighted average expected volatility of 31.08%. The weighted average grant date fair value of all grants in 2015 was $0.24 and the total fair value of all grants was $96,220. Of the options granted in 2015, 375,000 were granted to executives of the company and 25,000 to an employee.

At December 31, 2015, EuroSite Power had 4,110,000 options outstanding and recognized employee non-cash compensation expense of $77,059 related to the issuance of those stock options. For the year ended December 31, 2015 the total compensation cost related to unvested stock option awards not yet recognized was $90,202. This amount will be recognized over the weighted average period of 2.94 years.

Stock option activity for the year ended December 31, 2015 was as follows:

Common Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2014	4,305,000	$0.87	6.84 years	$9,800
Granted	400,000	$0.70
Exercised	—	—
Canceled	(595,000)	$0.88
Expired	—	—
Outstanding, December 31, 2015	4,110,000	$0.84	6.06 years	$410,500
Exercisable, December 31, 2015	3,442,500	$0.89		$208,125
Vested and expected to vest, December 31, 2015	4,110,000	$0.84		$410,500

     The aggregate intrinsic value of options outstanding as of December 31, 2015 is calculated as the difference between the exercise price of the underlying options and the price of EuroSite Power’s common stock for options that were in-the-money as of that date. Options that were not in-the-money as of that date, and therefore have a negative intrinsic value, have been excluded from this amount.

During the years ended December 31, 2015 and 2014, the American DG Energy recognized employee non-cash compensation expense of $222,130 and $310,900, respectively, related to the issuance of stock options by the Company. At December 31, 2015 and 2014, the total compensation cost related to unvested stock option awards, for American DG Energy, not yet recognized was $212,575 and $696,870, respectively.

Noncontrolling interests

The following schedule discloses the effects of changes in the Company's ownership interest in its consolidated subsidiaries and former consolidated subsidiaries on the Company's equity for the years ended December 31, 2015 and 2014.

	2015	2014
Loss attributable to American DG Energy Inc.	$(5,430,403)	$(5,888,894)
Transfers (to) from noncontrolling interest:
Decrease in additional paid-in capital for exchange of 1,320,000 EuroSite Power common shares for current and future interest related to the Company's convertible debentures (see "Note 6 - Convertible debentures")	(15,250)
Reorganization of subsidiary ownership (See "Note 7 - Stockholders' equity")	(732,116)
Increase in additional paid-in capital for exchange of 9,409,000 EuroSite Power common shares for current and future interest related to the Company's convertible debentures (see "Note 6 - Convertible debentures")		4,704,500
Increase in additional paid-in-capital for sale by EuroSite Power of 3,000,000 common shares and warrants		1,486,329
Decrease in additional paid-in-capital for reacquisition by EuroSite Power of 100,000 of its common shares		(42,902)
Increase in additional paid-in-capital for conversion of EuroSite Power convertible debentures into 6,100,000 common shares of EuroSite Power		2,455,377
Noncontrolling interest share of transactions affecting subsidiary ownership	426,980	(2,718,159)
Subtotal transfers (to) from noncontrolling interest	(320,386)	5,885,145
Change from net loss attributable to American DG Energy Inc. and transfers (to) from noncontrolling interest	$(5,750,789)	$(3,749)